CONSTRUCTION NOTES PAYABLE	9 Months Ended
Dec. 31, 2012
CONSTRUCTION NOTES PAYABLE [Text Block]

NOTE 11 – CONSTRUCTION NOTES PAYABLE

U.S. Department of Energy
On August 31, 2011, USG Oregon LLC (“USG Oregon”), a subsidiary of the Company, completed the first funding drawdown associated with the U.S. Department of Energy (“DOE”) $96.8 million loan guarantee (the “Loan Guarantee”) to construct its planned power plant at Neal Hot Springs in Eastern Oregon (the “Project”). The U.S. Treasury’s Federal Financing Bank, as lender for the Project, issues payments direct to vendors. Future advances covered by the Loan Guarantee will carry interest at a rate of 0.375% per annum over the U.S. Treasury bill rate of comparable maturities as of the date of each advance. All advances will be made under the Future Advance Promissory Note (“the Note”) dated February 23, 2011. The maximum principal amount of the Note is approximately $93.8 million. No advances may be made under the Note after April 10, 2013. Upon the occurrence and continuation of an event of default under the transaction documents, all amounts payable under the Note may be accelerated. In connection with the Loan Guarantee, the DOE has been granted a security interest in all of the equity interests of USG Oregon, as well as in the assets of USG Oregon, including a mortgage on real property interests relating to the Project site. The estimated current portion of the loan balance at December 31, 2012 was $866,342.

Loan advances and effective annual interest rates are details as follows:

		Annual Interest
Description	Amount	Rate %
Advances by date:
August 31, 2011	$2,328,422	2.997
September 28, 2011	10,043,467	2.755
October 27, 2011	3,600,026	2.918
December 2, 2011	4,377,079	2.795
December 21, 2011	2,313,322	2.608
January 25, 2012	8,968,019	2.772
April 26, 2012	13,029,325	2.695
May 30, 2012	19,497,204	2.408
August 27, 2012	7,709,454	2.360
December 28, 2012	2,567,121	2.396
	74,433,439
Interest paid by loan	1,572,258

Loan balance at December 31, 2012	$76,005,697

Based upon the terms of applicable agreements and expected conditions that may impact some of those terms, the estimated annual principal payments were calculated as follows:

For the Year Ended December 31,	Principal Payments
2013	$866,342
2014	3,402,000
2015	3,421,000
2016	3,421,000
2017	3,421,000
Thereafter	61,474,355

$76,005,697

SAIC Constructors LLC

Effective August 27, 2010, the Company’s wholly owned subsidiary (USG Nevada LLC) signed a construction loan agreement with SAIC Constructors LLC (“SAIC”), formerly Benham Constructors LLC. The new 9.0 net megawatt power plant was considered complete and operational for financial reporting purposes on September 1, 2012. The loan agreement requires for USG Nevada LLC to pay the debt in full within 30 days of receipt of the final statement prepared by SAIC. Interest accrues on outstanding balance at 9.5% per annum. The loan is non-recourse and is secured by the Project’s assets. In February 2013, the Company made a payment of $333,333 as part of a series of monthly payments of up to $1,000,000 under this loan agreement conditioned on a final funding settlement agreement. The Company is currently pursuing long-term financing options that will be used to repay the entire outstanding loan balance. A final settlement agreement was executed as part of the Substantial Completion and included a fixed total construction loan payable to the EPC Contractor of $29.5 million. At December 31, 2012, the loan balance totaled $28,694,811 ($26,984,811 long-term, $1,710,000 short term portion), including accrued interest. Since the long-term financing agreement has not been finalized, a 5 year maturities schedule was not presented. The long-term replacement loan is expected be repaid over a 25 year term, plus interest incurred at approximate annual interest rate between 7.0% and 7.5%.